Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Short and Long-term Debt
a) The Company’s short- and long-term debt consists of the following:

As of December 31, 2023 (Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	3.625%	2029	Ps.	16,893,500
	Fixed-rate Senior notes (i)	2.875%	2030		16,893,500
	Fixed-rate Senior notes (i)	4.700%	2032		12,670,125
	Fixed-rate Senior notes (i)	6.375%	2035		16,578,098
	Fixed-rate Senior notes (i)	6.125%	2037		6,237,503
	Fixed-rate Senior notes (i)	6.125%	2040		33,711,148
	Fixed-rate Senior notes (i)	4.375%	2042		19,427,525
	Fixed-rate Senior notes (i)	4.375%	2049		21,116,875
	Subtotal U.S. dollars			Ps.	143,528,274
Mexican pesos
	Commercial Paper (ii)	11.439%	2024	Ps.	200,000
	Domestic Senior notes (i)	TIIE + 0.020%	2024		1,356,693
	Domestic Senior notes (i)	TIIE + 0.050%	2024		1,920,231
	Fixed-rate Senior notes (i)	7.125%	2024		11,000,000
	Domestic Senior notes (i)	0.000%	2025		5,930,385
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		335,731
	Domestic Senior notes (i)	TIIE + 0.300%	2025		73,688
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		10,578,733
	Subtotal Mexican pesos			Ps.	89,926,765
Euros

	Commercial Paper (ii)	4.110% - 4.210%	2024	Ps.	9,510,854
	Exchangeable Bond (i)	0.000%	2024		37,662,984
	Fixed-rate Senior notes (i)	1.500%	2024		15,851,424
	Fixed-rate Senior notes (i)	1.500%	2026		13,986,551
	Fixed-rate Senior notes (i)	0.750%	2027		14,095,366
	Fixed-rate Senior notes (i)	2.125%	2028		11,122,292
	Fixed-rate Senior notes (i)	5.250%	2028		9,324,371
	Subtotal euros			Ps.	111,553,842
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	10,753,557
	Fixed-rate Senior notes (i)	5.750%	2030		13,979,625
	Fixed-rate Senior notes (i)	4.948%	2033		6,452,134
	Fixed-rate Senior notes (i)	4.375%	2041		16,130,336
	Subtotal Pound Sterling			Ps.	47,315,652
Brazilian reais

	Debentures (i)	CDI + 1.400%	2024	Ps.	14,830,185
	Debentures (i)	CDI + 1.100%	2024		3,489,455
	Debentures (i)	CDI + 1.370%	2025		5,234,183
	Debentures (i)	CDI + 1.350%	2026		5,234,183
	Subtotal Brazilian reais			Ps.	28,788,006
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,557,115
	Subtotal Japanese yen			Ps.	1,557,115
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,541,257
	Subtotal Chilean pesos			Ps.	3,541,257
	Subtotal other currencies			Ps.	5,098,372
Lines of Credit and others

Euros
	Lines of credit (iii)	Euribor 1M + 1.3% & 4.320%	2024 - 2028	Ps.	10,443,291
Mexican pesos
	Lines of credit (iii)	TIIE + 0.300% - TIIE + 0.790%	2024		52,680,000
Peruvian Soles
	Lines of credit (iii)	7.830% - 8.010%	2024		11,342,850
	Subtotal Lines of Credit and others			Ps.	74,466,141
	Total debt			Ps.	500,677,052
	Less: Short-term debt and current portion of long-term debt			Ps.	160,963,603
	Long-term debt			Ps.	339,713,449

As of December 31, 2024 (Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

Fixed-rate Senior notes (i)		5.125%	2028	Ps.	4,143,002
Fixed-rate Senior notes (i)		6.375%	2028		4,676,086
Fixed-rate Senior notes (i)		4.375%	2029		2,402,000
Fixed-rate Senior notes (i)		3.625%	2029		20,268,300
Fixed-rate Senior notes (i)		2.875%	2030		20,268,300
Fixed-rate Senior notes (i)		4.700%	2032		15,201,225
Fixed-rate Senior notes (i)		6.375%	2035		19,889,891
Fixed-rate Senior notes (i)		6.125%	2037		7,483,563
Fixed-rate Senior notes (i)		6.125%	2040		40,445,595
Fixed-rate Senior notes (i)		4.375%	2042		23,308,545
Fixed-rate Senior notes (i)		4.375%	2049		25,335,375
Subtotal U.S. dollars				Ps.	183,421,882
Mexican pesos
Commercial Paper (ii)		10.420% - 11.530%	2025	Ps.	6,500,597
Domestic Senior notes (i)		0.000%	2025		6,201,365
Domestic Senior notes (i)		TIIE + 0.050%	2025		3,000,000
Domestic Senior notes (i)		TIIE + 0.300%	2025		409,418
Domestic Senior notes (i)		9.350%	2028		11,016,086
Fixed-rate Senior notes (i)		10.125%	2029		17,500,000
Fixed-rate Senior notes (i)		9.500%	2031		17,000,000
Domestic Senior notes (i)		9.520%	2032		14,679,166
Fixed-rate Senior notes (i)		10.300%	2034		20,000,000
Fixed-rate Senior notes (i)		8.460%	2036		7,871,700
Domestic Senior notes (i)		8.360%	2037		4,964,352
Domestic Senior notes (i)		4.840%	2037		11,062,112
Subtotal Mexican pesos				Ps.	120,204,796
Euros

Commercial Paper (ii)		2.87% - 3.84%	2025		26,158,406
Fixed-rate Senior notes (i)		1.500%	2026		15,745,429
Fixed-rate Senior notes (i)		0.750%	2027		15,867,928
Fixed-rate Senior notes (i)		2.125%	2028		12,520,975
Fixed-rate Senior notes (i)		5.250%	2028		10,496,953
Floating-rate Senior notes (i)		Euribor 3M + 1.050%	2028		3,778,901
Subtotal euros				Ps.	84,568,592
Pound Sterling
Fixed-rate Senior notes (i)		5.000%	2026	Ps.	12,687,956
Fixed-rate Senior notes (i)		5.750%	2030		16,494,343
Fixed-rate Senior notes (i)		4.948%	2033		7,612,773
Fixed-rate Senior notes (i)		4.375%	2041		19,031,934
Subtotal Pound Sterling				Ps.	55,827,006
Brazilian reais
Debentures (i)		CDI + 1.37%	2025	Ps.	4,909,719
Debentures (i)		CDI + 1.35%	2026		4,909,719
Debentures (i)		CDI + 1.20%	2027		9,819,437
Debentures (i)		CDI + 0.55%	2028		4,909,719
Debentures (i)		IPCA + 5.7687%	2029		8,182,864
Subtotal Brazilian reais				Ps.	32,731,458
Other currencies
Japanese yen
Fixed-rate Senior notes (i)		2.950%	2039	Ps.	1,674,427
Chilean pesos
Fixed-rate Senior notes (i)		4.000%	2035	Ps.	3,907,036
Subtotal other currencies				Ps.	5,581,463
Lines of Credit and others

Euros
Lines of credit (iii)		Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
Lines of credit (iii)		TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
Lines of credit (iii)		SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
Lines of credit (iii)		5.080% - 6.150%	2025		21,298,150
Colombian pesos
Lines of credit (iii)		IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
Lines of credit (iii)		TAB 30 + 3.35% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
Financial leases		8.270% - 8.970%	2027		22,052
Dominican pesos
Lines of credit (iii)		10.900% - 13.250%	2025 - 2026		415,929
Subtotal Lines of Credit and others				Ps.	85,250,434
Total debt				Ps.	567,585,631
Less: Short-term debt and current portion of long-term debt				Ps.	104,210,738
Long-term debt				Ps.	463,374,893

Short Term Debt Maturities
An analysis of the Company’s short-term debt maturities as of December 31, 2023, and December 31, 2024, is as follows:

	2023		2024
Senior Notes	Ps.	95,821,829	Ps.	47,179,504
Lines of credit		65,141,774		57,023,548
Financial leases		—		7,686
Subtotal short term debt	Ps.	160,963,603	Ps.	104,210,738
Weighted average interest rate		7.01%		6.42%

Long Term Debt Maturities
The Company’s long-term debt maturities are as follows:

Years	Amount
2026	Ps.	43,307,098
2027		25,693,358
2028		57,629,956
2029		60,514,144
2030		36,762,643
2031 and thereafter		239,467,694
Total	Ps.	463,374,893

Senior Notes Outstanding
The outstanding Senior Notes as of December 31, 2023, and December 31, 2024, are as follows:

Currency*	2023		2024
U.S. dollars	Ps.	143,528,274	Ps.	183,421,882
Mexican pesos		89,926,765		120,204,796
Euros		111,553,842		84,568,592
Pound sterling		47,315,652		55,827,006
Brazilian reais		28,788,006		32,731,458
Japanese yens		1,557,115		1,674,427
Chilean pesos		3,541,257		3,907,036